Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contractual commitments (excluding pensions and other post-retirement obligations, convertible debentures, long-term debt and AROs) for each of the next five years and in aggregate thereafter
millions of Canadian dollars	2020	2021	2022	2023	2024	Thereafter	Total
Purchased power (1)(2)	$210	$233	$237	$246	$249	$2,228	$3,403
Transportation (3)	514	398	340	281	264	2,720	4,517
Capital projects (4)	411	109	103	86	-	-	709
Fuel, gas supply and storage	466	133	22	1	-	-	622
Long-term service agreements (5)(6)	52	37	36	27	26	100	278
Equity investment commitments (7)	240	-	-	-	-	-	240
Leases and other (8)	19	19	18	17	8	118	199
Demand side management	38	41	43	-	-	-	122
	$1,950	$970	$799	$658	$547	$5,166	$10,090
As noted below, contractual obligations at December 31, 2019 include amounts related to Emera Maine. On completion of the sale of Emera Maine, all of the remaining future contractual obligations will be transferred to the buyer. Refer to note 4 for additional information.
(1) Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
(2) Includes $520 million related to Emera Maine ($13 million in 2020; $23 million in 2021; $27 million in 2022; $31 million in 2023; $31 million in 2024 and $395 million thereafter).
(3) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
(4) Includes $345 million of commitments related to Tampa Electric's solar and Big Bend Power Station modernization projects.
(5) Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.
(6) Includes $44 million related to various long-term service agreements Emera Maine has entered into for IT maintenance and vegetation management ($19 million in 2020; $9 million in 2021; $8 million in 2022; and $8 million in 2023).
(7) Emera has a commitment to make equity contributions to the Labrador Island Link Limited Partnership.
(8) Includes operating lease agreements for buildings, land, telecommunications services and rail cars, transmission rights and investment commitments.